Restructuring (Tables)	12 Months Ended
Jul. 31, 2025
Restructuring and Related Activities [Abstract]
Summary of activity of the restructuring plan by segment
The following table summarizes the activity for the Plan by segment.

(In millions)	Accrued July 31, 2024	Additional Costs/Adjustments	Cash Payments	Non-Cash Items	Accrued July 31, 2025	Total Costs Incurred to Date	Total Expected Plan Cost
Global Business Solutions	$84	$5	$(86)	$—	$3	$101	$101
Consumer	11	—	(11)	—	—	11	11
Corporate	92	10	(97)	(5)	—	126	126
Totals	$187	$15	$(194)	$(5)	$3	$238	$238

	Accrued July 31, 2023	Initial Costs	Cash Payments	Non-Cash Items	Accrued July 31, 2024
Global Business Solutions	$—	$96	$—	$(12)	$84
Consumer	—	11	—	—	11
Corporate	—	116	—	(24)	92
Totals	$—	$223	$—	$(36)	$187